Note 6 - Other Income - Components of Other (Income) Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disposal (gain) loss, net	$ (1,084)	$ (11)	$ 100
Unusual gain	(439)	(382)	(773)
Equity earnings	(894)	(729)	(589)
Other income, net (note 6)	$ (2,417)	$ (1,122)	$ (1,262)